Equity (Details) - USD ($)					1 Months Ended				9 Months Ended
	May 18, 2018	Apr. 06, 2018	Apr. 06, 2018	Jan. 09, 2018	Apr. 03, 2018	Oct. 25, 2017	Sep. 30, 2017	Sep. 29, 2017	Sep. 30, 2018	Jun. 29, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Preferred stock, shares authorized									10,000,000			10,000,000	10,000,000
Preferred stock, shares issued
Common stock reverse split, description						One-for-200 reverse split
Aggregate of common stock shares issued			9,000,000	7,000
Aggregate of common stock shares issued, value			$ 243,000
Convertible promissory note principal amount		$ 243,000	$ 243,000
Common stock, par value									$ 0.0001			$ 0.0001	$ 0.0001
Capital contribution									$ 35,294	$ 19,999
Accrued compensation										$ 239,000
Subscription agreement [Member]
Class of Stock [Line Items]
Aggregate shares sold									3,896,969
Aggregate gross proceeds									$ 1,866,666
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								7,000	7,000			7,000	7,000
Preferred stock, shares issued								7,000	0			7,000
Description of convertible preferred stock								The Series C Preferred Stock is convertible into common stock at a conversion ratio determined by dividing the Series C Original Issue Price of $100 per share by the conversion price of $2.00 (such that each share of Series C Preferred Stock is convertible into 50 shares of common stock).
Payments of shareholders								$ 30,000
Proceeds from issuance of preferred stock								120,000
Received from such distribution event								120,000
Gross profits of shares								120,000
Stock issued shares value							$ 820,451	$ 820,451
Stock Issued shares							7,000	7,000
Aggregate of common stock shares issued				35,164	7,000
Convertible note [Member]
Class of Stock [Line Items]
Aggregate of common stock shares issued		9,000,000
Aggregate of common stock shares issued, value		$ 243,000
Chief Executive Officer [Member]
Class of Stock [Line Items]
Employment agreement, description	The Company has entered into an employment agreement on May 18, 2018 (the "Employment Agreement") with Mr. Goode, which provides for an annual salary and certain other benefits. Pursuant to the Employment Agreement, Mr. Goode's annual base salary is $96,000, which may increase to up to $216,000 upon Mr. Goode meeting certain milestones set forth in the Employment Agreement related to the Company’s performance and is subject to increases as set from time to time by the Board. Upon the execution of the Employment Agreement, Mr. Goode shall receive 500,000 shares of common stock of the Company valued at $1,250,000 ($2.50 per share).
Lyle Hauser [Member]
Class of Stock [Line Items]
Convertible price					$ 0.0005
Aggregate principal amount					$ 68,969
Convertible promissory note principal amount					$ 68,969
Percentage of interest rate					7.00%
Vantage Group Ltd [Member]
Class of Stock [Line Items]
Aggregate of common stock shares issued					9,300,000
Aggregate of common stock shares issued, value					$ 241,650
Convertible price					$ 0.027
Aggregate principal amount					$ 518,225
Convertible promissory note principal amount					$ 518,225						$ 41,000
Percentage of interest rate					7.00%						7.00%
Vantage Group Ltd [Member] | Series C Preferred Stock [Member]
Class of Stock [Line Items]
Aggregate of common stock shares issued					7,000
JMG Horseshoe, LLC [Member]
Class of Stock [Line Items]
Aggregate shares sold									333,333
Aggregate gross proceeds									$ 333,333